FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in determining their values, as defined below:
•Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.
The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of:
	June 30, 2022
	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Liabilities:
Earnout liabilities	Earnout liabilities	—	—	13,775	13,775
Total liabilities		$—	$—	$13,775	$13,775
The earnout liabilities are determined using the monte carlo model, a Level 3 valuation. The significant inputs to the earnout liabilities and private warrant valuations are as follows:

June 30, 2022
Earnout Liabilities
Trigger price	$12.50 to $15.00
Stock price	$5.90 to $8.66
Volatility	90%
Time to maturity	2 years
Risk-free rate	3%
Dividend yield	—